Share-Based Compensation (Details) - Schedule of options granted under the existing stock-option plans - Stock Option Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding at beginning of the year	1,625,042	1,801,418	1,658,778
Weighted average exercise price, Outstanding at beginning of the year (in Dollars per share)	$ 5.72	$ 4.33	$ 4.11
Number of options, Granted	360,500	158,021	305,244
Weighted average exercise price, Granted (in Dollars per share)	$ 4.46	$ 8.72	$ 5.85
Number of options, Forfeited and expired	(63,376)	(128,256)	(162,543)
Weighted average exercise price, Forfeited and expired (in Dollars per share)	$ 6.26	$ 5.24	$ 4.96
Number of options, Exercised	(37,746)	(221,641)	(61)
Weighted average exercise price, Exercised (in Dollars per share)	$ 2.69	$ 2.70	$ 2.69
Number of options, Pre-merger Bioblast options		15,500
Weighted average exercise price, Pre-merger Bioblast options (in Dollars per share)		$ 90.17
Number of options, Outstanding at end of the year	1,884,420	1,625,042	1,801,418
Weighted average exercise price, Outstanding at end of the year (in Dollars per share)	$ 5.52	$ 5.72	$ 4.33
Number of options, Exercisable at end of the year	1,283,193	1,098,691	1,026,582
Weighted average exercise price, Exercisable at end of the year (in Dollars per share)	$ 5.15	$ 3.71	$ 3.26